Commitments and Contingencies - Lease Commitments (Detail) - Real Estate [Member] $ in Millions	Feb. 28, 2018 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2018	$ 33
2019	28
2020	18
2021	15
2022	15
Thereafter	29
Total	$ 138